Offerings	Mar. 25, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Fee Rate	0.01381%
Offering Note	(a) Including such indeterminate amount of common shares as may be issued from time to time at indeterminate prices or upon conversion of debt securities and/or preferred shares registered hereby, or upon exercise of warrants registered hereby, as the case may be. (b) The amount to be registered consists of an indeterminate amount of common shares, preferred shares, debt securities, warrants and/or units. There is also being registered hereunder such currently indeterminate number of (i) common shares or other securities of the registrant as may be issued upon conversion of, or in exchange for, convertible or exchangeable debt securities and/or preferred shares registered hereby, or (ii) debt securities, common shares, preferred shares or units as may be issued upon exercise of warrants registered hereby, as the case may be, including under any applicable antidilution provisions. Any securities registered hereunder may be sold separately or together with other securities registered hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any share split, share dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a "pay-as-you-go" basis. (c) The proposed maximum offering price per security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Shares, no par value
Fee Rate	0.01381%
Offering Note	(a) Including such indeterminate amount of preferred shares as may be issued from time to time at indeterminate prices or upon conversion of debt securities and/or preferred shares registered hereby, or upon exercise of warrants registered hereby, as the case may be. (b) See Note 1(b) above. (c) See Note 1(c) above.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	(a) Including such indeterminate principal amount of debt securities as may be issued from time to time at indeterminate prices or upon exercise of warrants registered hereby, as the case may be. (b) See Note 1(b) above. (c) See Note 1(c) above.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	(a) Warrants may be sold separately or together with any of the securities registered hereby and may be exercisable for common shares, preferred shares, debt securities, or units registered hereby. Because the warrants will provide a right only to purchase such securities offered hereunder, no additional registration fee is required. (b) See Note 1(b) above. (c) See Note 1(c) above.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	(a) Each unit will be issued under a unit agreement and will represent an interest in two or more securities registered pursuant to this registration statement, which may or may not be separable from one another. Because the units will provide a right only to purchase such securities offered hereunder, no additional registration fee is required. (b) See Note 1(b) above. (c) See Note 1(c) above.